Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Boeing Co. (The)
05/01/2034	3.600%	230,000	229,791
08/01/2059	3.950%	510,000	489,313
General Dynamics Corp.
04/01/2050	4.250%	35,000	41,979
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	78,496
10/15/2047	4.030%	295,000	327,148
United Technologies Corp.
06/01/2042	4.500%	385,000	456,919
11/01/2046	3.750%	240,000	255,803
Total			1,879,449
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	135,000	160,048
Banking 0.1%
Bank of America Corp.(a)
07/23/2031	1.898%	260,000	244,590
10/24/2031	1.922%	300,000	282,207
06/19/2041	2.676%	905,000	848,132
Citigroup, Inc.(a)
06/03/2031	2.572%	1,070,000	1,068,477
Goldman Sachs Group Inc (The)(a)
01/27/2032	1.992%	1,126,000	1,069,097
HSBC Holdings PLC(a)
08/18/2031	2.357%	400,000	385,078
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	250,000	254,485
11/19/2031	1.764%	45,000	41,965
01/23/2049	3.897%	665,000	732,947
Morgan Stanley(a)
01/22/2031	2.699%	175,000	177,520
04/28/2032	1.928%	617,000	581,882
Wells Fargo & Co.(a)
02/11/2031	2.572%	180,000	180,979
04/30/2041	3.068%	935,000	917,099
Total			6,784,458
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	65,000	75,424
03/01/2050	4.800%	725,000	780,589
04/01/2061	3.850%	173,000	158,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
01/15/2051	2.800%	165,000	151,271
11/01/2052	4.049%	299,000	339,242
NBCUniversal Media LLC
01/15/2043	4.450%	534,000	632,054
Total			2,137,148
Chemicals 0.0%
Dow Chemical Co. (The)
05/15/2049	4.800%	193,000	231,615
LYB International Finance III LLC
05/01/2050	4.200%	125,000	133,911
04/01/2051	3.625%	75,000	74,048
Total			439,574
Construction Machinery 0.0%
Caterpillar, Inc.
04/09/2050	3.250%	130,000	133,017
Diversified Manufacturing 0.0%
3M Co.
08/26/2049	3.250%	95,000	97,133
Carrier Global Corp.
04/05/2050	3.577%	357,000	351,897
Honeywell International, Inc.
06/01/2050	2.800%	90,000	85,534
Total			534,564
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	558,480
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	55,000	63,398
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	204,088
CMS Energy Corp.
03/31/2043	4.700%	115,000	131,404
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	253,000	266,950
04/01/2050	3.950%	65,000	70,458
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	295,552
DTE Energy Co.
06/15/2029	3.400%	442,000	471,604
Duke Energy Indiana LLC
10/01/2049	3.250%	135,000	132,722
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2046	4.750%	234,000	261,991
Eversource Energy
01/15/2028	3.300%	165,000	177,611
08/15/2030	1.650%	432,000	400,635
Exelon Corp.
04/15/2050	4.700%	350,000	419,708
Georgia Power Co.
03/15/2042	4.300%	775,000	866,182
03/15/2051	3.250%	157,000	150,978
Northern States Power Co.
05/15/2044	4.125%	115,000	131,431
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	494,894
PacifiCorp
03/15/2051	3.300%	345,000	342,709
San Diego Gas & Electric Co.
04/15/2050	3.320%	100,000	99,757
Southern California Edison Co.
10/01/2043	4.650%	30,000	34,150
04/01/2047	4.000%	70,000	72,546
03/01/2048	4.125%	110,000	115,249
WEC Energy Group, Inc.
10/15/2030	1.800%	450,000	420,151
Xcel Energy, Inc.
09/15/2041	4.800%	55,000	64,253
12/01/2049	3.500%	460,000	461,451
Total			6,708,352
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	945,000	1,081,419
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,385,000	1,646,035
Bacardi Ltd.(b)
05/15/2038	5.150%	376,000	451,714
Coca-Cola Co. (The)
03/05/2051	3.000%	182,000	177,605
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	253,534
11/01/2048	5.400%	35,000	44,821
Kraft Heinz Foods Co.
06/01/2046	4.375%	199,000	208,500
Mars, Inc.(b)
04/01/2059	4.200%	225,000	257,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molson Coors Brewing Co.
07/15/2046	4.200%	66,000	68,901
PepsiCo, Inc.
10/06/2046	3.450%	310,000	327,236
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	93,867
Total			3,529,662
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	149,639
Becton Dickinson and Co.
02/11/2031	1.957%	655,000	621,352
Cigna Corp.
12/15/2048	4.900%	91,000	111,497
03/15/2051	3.400%	260,000	255,950
CVS Health Corp.
03/25/2048	5.050%	614,000	753,706
HCA, Inc.
02/01/2025	5.375%	130,000	145,036
Total			2,037,180
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	208,327
Anthem, Inc.
08/15/2044	4.650%	135,000	159,908
Centene Corp.
12/15/2029	4.625%	115,000	124,498
02/15/2030	3.375%	70,000	70,680
UnitedHealth Group, Inc.
08/15/2039	3.500%	472,000	509,118
05/15/2040	2.750%	305,000	298,108
Total			1,370,639
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	133,081
ConocoPhillips Co.
11/15/2044	4.300%	220,000	250,724
Total			383,805
Integrated Energy 0.0%
BP Capital Markets America, Inc.
06/04/2051	2.939%	80,000	71,406
Cenovus Energy, Inc.
06/15/2047	5.400%	175,000	194,653

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron USA, Inc.
11/15/2043	5.250%	65,000	84,655
Shell International Finance BV
11/07/2049	3.125%	345,000	332,273
Suncor Energy, Inc.
11/15/2047	4.000%	90,000	91,994
Total Capital International SA
06/29/2060	3.386%	80,000	76,972
Total			851,953
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	180,000	215,889
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
10/15/2070	3.729%	215,000	210,222
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	409,000	415,208
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	176,734
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	232,334
05/15/2047	4.270%	87,000	98,122
05/15/2050	3.300%	135,000	131,781
Voya Financial, Inc.
06/15/2046	4.800%	270,000	319,112
Total			1,799,402
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	183,000	218,971
Fox Corp.
01/25/2049	5.576%	50,000	63,762
ViacomCBS, Inc.
01/15/2031	4.950%	160,000	189,002
05/19/2032	4.200%	140,000	156,518
Walt Disney Co. (The)
09/15/2044	4.750%	410,000	503,182
Total			1,131,435
Midstream 0.0%
Energy Transfer Operating LP
05/15/2050	5.000%	300,000	310,951
Enterprise Products Operating LLC
01/31/2060	3.950%	310,000	310,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	108,343
03/01/2043	5.000%	320,000	360,234
Kinder Morgan, Inc.
02/15/2046	5.050%	91,000	102,690
MPLX LP
04/15/2048	4.700%	405,000	437,769
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	309,000	295,999
Western Gas Partners LP
08/15/2048	5.500%	80,000	78,168
Williams Companies, Inc. (The)
09/15/2045	5.100%	371,000	427,355
Total			2,431,955
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	163,869
05/15/2047	4.375%	555,000	624,095
Sempra Energy
02/01/2048	4.000%	180,000	189,156
Total			977,120
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	127,708
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	197,092
06/15/2044	4.850%	337,000	408,800
11/21/2049	4.250%	353,000	399,583
Amgen, Inc.
02/21/2050	3.375%	555,000	552,293
Bristol-Myers Squibb Co.
02/20/2048	4.550%	25,000	30,529
10/26/2049	4.250%	407,000	479,425
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	331,113
10/01/2050	2.800%	150,000	133,582
Mylan NV
06/15/2046	5.250%	35,000	41,201
Pfizer, Inc.
05/28/2050	2.700%	470,000	436,408
Total			3,010,026
Property & Casualty 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	170,743

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	95,000	87,883
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	180,000	185,900
Total			444,526
Railroads 0.0%
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	231,302
Union Pacific Corp.
08/15/2059	3.950%	325,000	348,289
03/20/2060	3.839%	60,000	63,624
02/05/2070	3.750%	40,000	40,869
Total			684,084
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	330,000	343,629
Retailers 0.0%
Home Depot, Inc. (The)
04/15/2040	3.300%	80,000	84,368
12/06/2048	4.500%	190,000	233,545
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	334,661
10/15/2050	3.000%	70,000	65,379
Walmart, Inc.
12/15/2047	3.625%	220,000	243,310
09/24/2049	2.950%	30,000	29,566
Total			990,829
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	87,181
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	346,000	368,227
09/11/2049	2.950%	360,000	347,760
02/08/2051	2.650%	117,000	107,064
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	85,000	90,245
Broadcom, Inc.
11/15/2030	4.150%	340,000	366,851
Corning, Inc.
11/15/2079	5.450%	60,000	74,673
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	78,671
Intel Corp.
05/11/2047	4.100%	405,000	460,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
05/15/2040	2.850%	235,000	227,274
05/15/2050	2.950%	275,000	256,559
Microsoft Corp.
03/17/2052	2.921%	649,000	638,587
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2030	3.400%	65,000	68,557
Oracle Corp.
07/15/2046	4.000%	385,000	396,995
04/01/2050	3.600%	470,000	456,126
03/25/2061	4.100%	115,000	118,956
QUALCOMM, Inc.
05/20/2032	1.650%	195,000	179,171
Total			4,236,389
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	191,537
Transportation Services 0.0%
FedEx Corp.
04/01/2046	4.550%	215,000	245,159
United Parcel Service, Inc.
09/01/2049	3.400%	145,000	150,997
Total			396,156
Wireless 0.0%
American Tower Corp.
08/15/2029	3.800%	300,000	326,954
Crown Castle International Corp.
04/01/2031	2.100%	296,000	279,435
Rogers Communications, Inc.
11/15/2049	3.700%	310,000	308,958
T-Mobile USA, Inc.(b)
02/15/2041	3.000%	320,000	297,796
04/15/2050	4.500%	70,000	78,221
Vodafone Group PLC
09/17/2050	4.250%	165,000	181,316
Total			1,472,680
Wirelines 0.0%
AT&T, Inc.(b)
09/15/2055	3.550%	785,000	718,452
12/01/2057	3.800%	1,074,000	1,023,304
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	341,272

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2041	3.400%	613,000	622,640
08/21/2046	4.862%	680,000	819,287
03/22/2061	3.700%	349,000	345,280
Total			3,870,235
Total Corporate Bonds & Notes (Cost $49,677,278)			50,226,160

Equity Funds 47.8%
	Shares	Value ($)
International 13.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	54,583,935	822,034,061
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(c)	8,081,685	90,595,685
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	54,187,313	678,967,032
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	21,759,712	298,543,249
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	20,201,338	197,973,112
Total		2,088,113,139
U.S. Large Cap 28.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	8,171,602	286,496,381
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	11,451,791	834,606,534
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	13,795,226	423,789,329
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	36,357,737	556,273,376
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	12,960,349	441,429,497
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	7,264,700	370,717,626
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	2,298,289	113,328,614
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	11,465,392	376,294,178
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	5,714,304	346,743,998
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	12,733,710	384,940,060
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	11,876,651	357,605,949
Total		4,492,225,542
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,835,127	84,709,475
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	2,892,471	91,517,783
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	2,441,338	93,259,128
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,989,087	81,393,419
Total		350,879,805
U.S. Small Cap 4.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	4,654,207	91,967,126
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	2,695,736	82,300,826
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,689,597	248,050,258
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	6,828,195	247,112,392
Total		669,430,602
Total Equity Funds (Cost $4,996,257,304)		7,600,649,088

Exchange-Traded Equity Funds 3.7%

International Mid Large Cap 1.0%
iShares MSCI EAFE ETF	1,968,292	149,334,314
U.S. Large Cap 2.7%
SPDR S&P 500 ETF Trust	1,090,200	432,078,966
Total Exchange-Traded Equity Funds (Cost $355,528,787)		581,413,280

Exchange-Traded Fixed Income Funds 4.9%

Investment Grade 4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,693,100	480,287,655
Vanguard Intermediate-Term Corporate Bond ETF	3,200,000	297,696,000
Total		777,983,655
Total Exchange-Traded Fixed Income Funds (Cost $780,796,722)		777,983,655

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Fixed Income Funds 24.8%
	Shares	Value ($)
Investment Grade 24.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	64,772,739	738,409,222
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	22,970,863	229,708,634
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	38,340,382	423,661,221
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,287,630	232,886,669
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	50,873,513	581,992,994
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	64,678,084	723,100,979
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	16,762,550	172,821,887
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	73,765,888	838,718,146
Total		3,941,299,752
Total Fixed Income Funds (Cost $3,734,919,978)		3,941,299,752

Residential Mortgage-Backed Securities - Agency 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
04/19/2036	2.500%	401,000,000	417,290,625
04/19/2036- 04/14/2051	3.000%	845,946,000	886,573,705
04/14/2051	3.500%	395,000,000	417,110,741
Total Residential Mortgage-Backed Securities - Agency (Cost $1,727,817,308)			1,720,975,071

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2050	1.375%	300,000	234,422
Total U.S. Treasury Obligations (Cost $297,141)			234,422

Options Purchased Puts 1.2%
Value ($)
(Cost $280,268,443)	185,635,145

Money Market Funds 16.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(f)	2,597,768,492	2,597,508,715
Total Money Market Funds (Cost $2,597,648,471)		2,597,508,715
Total Investments in Securities (Cost: $14,523,211,432)		17,455,925,288
Other Assets & Liabilities, Net		(1,566,956,928)
Net Assets		15,888,968,360

At March 31, 2021, securities and/or cash totaling $161,853,055 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	790	06/2021	USD	60,051,850	—	(470,682)
British Pound	792	06/2021	USD	68,215,950	—	(257,650)
Euro FX	377	06/2021	USD	55,334,175	—	(252,090)
EURO STOXX 50 Index	758	06/2021	EUR	29,304,280	706,120	—
Japanese Yen	1,720	06/2021	USD	194,263,250	—	(3,816,610)
New Zealand Dollar	130	06/2021	USD	9,077,900	—	(239,681)
Russell 2000 Index E-mini	819	06/2021	USD	91,011,375	—	(3,685,100)
S&P 500 Index E-mini	5,211	06/2021	USD	1,033,706,070	19,532,402	—
SPI 200 Index	525	06/2021	AUD	88,803,750	383,406	—
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	46	06/2021	AUD	7,780,900	—	(2,513)
TOPIX Index	1,075	06/2021	JPY	21,005,500,000	4,129,787	—
U.S. Long Bond	1,345	06/2021	USD	207,928,594	—	(8,807,812)
U.S. Treasury 10-Year Note	2,146	06/2021	USD	280,991,875	—	(7,347,518)
U.S. Treasury 2-Year Note	1,332	06/2021	USD	294,007,781	—	(283,367)
U.S. Treasury 5-Year Note	3,795	06/2021	USD	468,297,072	—	(5,995,808)
U.S. Ultra Treasury Bond	686	06/2021	USD	124,316,063	—	(7,333,065)
Total					24,751,715	(38,491,896)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(260)	06/2021	USD	(20,688,200)	—	(153,088)
FTSE 100 Index	(225)	06/2021	GBP	(15,028,875)	54,569	—
FTSE/MIB Index	(1)	06/2021	EUR	(121,970)	—	(3,330)
Hang Seng Index	(457)	04/2021	HKD	(647,020,600)	—	(1,799,413)
MSCI Singapore Index	(516)	04/2021	SGD	(18,470,220)	—	(183,771)
OMXS30 Index	(256)	04/2021	SEK	(55,993,600)	—	(124,632)
S&P/TSX 60 Index	(570)	06/2021	CAD	(126,665,400)	118,417	—
Swiss Franc	(260)	06/2021	USD	(34,433,750)	514,437	—
U.S. Treasury 10-Year Note	(12)	06/2021	USD	(1,571,250)	38,937	—
U.S. Ultra Bond 10-Year Note	(22)	06/2021	USD	(3,161,125)	94,642	—
U.S. Ultra Treasury Bond	(18)	06/2021	USD	(3,261,938)	123,265	—
Total					944,267	(2,264,234)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,867,258,300	4,700	2,900.00	12/16/2022	107,134,228	64,390,000
S&P 500 Index	JPMorgan	USD	1,539,494,875	3,875	3,000.00	12/16/2022	91,085,943	59,946,250
S&P 500 Index	JPMorgan	USD	615,797,950	1,550	3,100.00	12/16/2022	37,424,860	26,993,250
S&P 500 Index	JPMorgan	USD	466,814,575	1,175	3,200.00	12/16/2022	24,252,095	22,924,250
S&P 500 Index	JPMorgan	USD	373,848,949	941	2,800.00	12/16/2022	20,371,317	11,381,395
Total							280,268,443	185,635,145

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	200,000,000	408,011	—	—	408,011	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $4,384,949, which represents 0.03% of total net assets.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	2,311,900,968	828,281,764	(542,727,246)	53,229	2,597,508,715	—	(53,229)	534,753	2,597,768,492
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	270,919,942	—	(1,461,919)	17,038,358	286,496,381	—	2,081,638	—	8,171,602
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,137,773,448	—	(207,852,997)	(95,313,917)	834,606,534	—	177,976,903	—	11,451,791
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	267,718,588	—	(169,670,344)	(98,048,244)	—	—	104,516,498	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	771,460,379	137,419	(24,313,788)	(8,874,788)	738,409,222	—	480,601	—	64,772,739
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	370,887,568	37,594,391	(701,362)	16,008,732	423,789,329	—	986,626	—	13,795,226
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	219,234,000	11,908,732	(58,132)	(1,375,966)	229,708,634	—	(2,197)	—	22,970,863
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	396,841,639	74,463,881	—	(47,644,299)	423,661,221	—	—	—	38,340,382
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	110,188,208	5,999	(12,308,891)	(13,175,841)	84,709,475	—	17,005,272	—	1,835,127
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	535,461,919	247,363,742	—	39,208,400	822,034,061	—	—	1,631,016	54,583,935
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	323,819,754	195,474,485	—	36,979,137	556,273,376	—	—	—	36,357,737
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	277,259,995	128,924,080	(6,823,818)	42,069,240	441,429,497	—	6,205,604	—	12,960,349
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	110,168,557	—	(18,992,205)	341,431	91,517,783	—	13,346,692	—	2,892,471
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	96,662,349	—	(19,550,680)	14,855,457	91,967,126	—	6,037,562	—	4,654,207
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	112,774,415	12,912	(18,191,925)	(12,294,576)	82,300,826	—	17,532,606	—	2,695,736
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	217,646,838	13,223,720	(233,012)	2,249,123	232,886,669	—	10,036	—	21,287,630
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	542,390,250	52,533,794	(234,464)	(12,696,586)	581,992,994	—	10,090	—	50,873,513
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	291,141,099	17,905,838	(196,117,374)	(22,333,878)	90,595,685	—	25,674,144	7,169,677	8,081,685
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	341,220,763	19,970,144	(631,047)	10,157,766	370,717,626	—	976,904	—	7,264,700
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	288,370,685	—	(81,218,412)	(93,823,659)	113,328,614	—	101,615,970	—	2,298,289
CTIVP® – MFS® Value Fund, Class 1 Shares
	213,535,754	137,877,493	(738,696)	25,619,627	376,294,178	—	676,411	—	11,465,392
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	352,374,205	5,954,256	(336,031)	(11,248,432)	346,743,998	—	664,494	—	5,714,304
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	245,820,279	100,582,071	(1,332,820)	39,870,530	384,940,060	—	1,058,856	—	12,733,710
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	724,238,216	20,722,291	(32,834)	(21,826,694)	723,100,979	—	3,312	—	64,678,084
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	146,377,272	—	(40,611,354)	(12,506,790)	93,259,128	—	34,457,029	—	2,441,338
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	170,632,512	2,393,353	(40,455)	(163,523)	172,821,887	—	488	—	16,762,550
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	149,245,500	12,907	(30,503,921)	(37,361,067)	81,393,419	—	38,229,177	—	1,989,087
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	864,076,368	532,941	(77,393)	(25,813,770)	838,718,146	—	3,762	—	73,765,888
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	418,223,046	248,981	(38,874,627)	(21,991,451)	357,605,949	—	50,544,683	—	11,876,651
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	712,697,382	122,197,409	(168,354,998)	12,427,239	678,967,032	—	5,912,267	12,214,004	54,187,313
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	252,864,882	51,054,668	—	(5,376,301)	298,543,249	—	—	200,924	21,759,712
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,696,817	5,407,964	(72,042,909)	16,911,240	197,973,112	—	(5,626,367)	4,287,937	20,201,338
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	232,798,408	14,756,347	(5,579,495)	6,074,998	248,050,258	—	7,133,305	—	6,689,597
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	186,613,338	23,526,344	(737,100)	37,709,810	247,112,392	—	453,200	—	6,828,195
Total	13,911,035,343			(224,295,465)	14,139,457,555	—	607,912,337	26,038,311

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2021 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

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